Acquisitions - Schedule of Business Acquisitions, by Acquisition (Parenthetical) (Detail) - Spinmaker Insurance Company [Member] - Hippo Enterprises Inc And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Agency Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired weighted average useful life	8 years
Value Of Business Acquired [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired weighted average useful life	2 years